Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value (Refer to Note 6)	$ 1,412,805,587	$ 1,328,012,687
Dividend income	$ 3,350,016
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	1,560,280	1,759,651
Cost value of shares	$ 55,166,382	$ 59,262,940
Investments at fair value (Refer to Note 6)	$ 101,433,825	$ 104,065,789
Money Market Funds | EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	2,455,324	1,811,893
Investments at fair value (Refer to Note 6)	$ 2,455,324	$ 1,811,893